1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
March 17, 2021
VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File Nos. 333-197427 and 811-22980)

Ladies and Gentlemen:

Our client, Angel Oak Funds Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment (“PEA”) No. 35 to the Trust’s registration statement on Form N-1A, together with all exhibits thereto (the “Registration Statement”), under the 1933 Act and Amendment No. 36 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Institutional Class, Class A, and Class C Shares of the Angel Oak Core Impact Fund.

Please contact the undersigned at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen